Other reserves (Narrative) (Details) - GBP (£) £ in Millions			6 Months Ended
		Jan. 01, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Other reserves	[2]		£ 3,071 [1]	£ 3,808	[3]
Amount of reclassifications or changes in presentation, equity		£ 0
Retained earnings [member]
Disclosure of reserves within equity [line items]
Amount of reclassifications or changes in presentation, equity		£ 0
IFRSs 9 [member]
Disclosure of reserves within equity [line items]
Fair value previously recognised in the available for sale reserve are now recorded in fair value through other comprehensive income			260
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Other reserves			3,434	3,084
Increase (decrease) in equity			350
Available for sale reserve [member]
Disclosure of reserves within equity [line items]
Other reserves			0	396
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Other reserves			(215)	0
Increase (decrease) in equity			(611)
Changes in fair value			(329)
Net gains transferred to net profits			151
Tax credit			(33)
Fair value through other comprehensive income reserve [member] | IFRSs 9 [member] | Retained earnings [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reserves within equity [line items]
Amount of reclassifications or changes in presentation, equity			(136)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Other reserves			(219)	184
Increase (decrease) in equity			(403)
Changes in fair value			(376)
Net gains transferred to net profits			161
Tax credit			134
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Other reserves			(252)	(179)
Increase (decrease) in equity			73
Tax spread			98
Tax credit			25
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Other reserves			£ 323	£ 323

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]	For notes to the Financial Statements see pages 17 to 56
[3]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7